Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	47.22
Maximum Aggregate Offering Price	$ 35,415,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,422.04
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock, no par value per share (the "Common Stock"), that become issuable under the Westamerica Bancorporation 2025 Omnibus Equity Incentive Plan, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock. (2) For purposes of computing the registration fee only. Pursuant to Rule 457(c) and (h), the Proposed Maximum Offering Price Per Share is based upon the average of the high and low prices for the Registrant's Common Stock on the Nasdaq Stock Market on August 1, 2025.